Leases - Schedule of Operating and Financing Lease and Other Supplemental Information (Details)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term (years)
Operating leases	2 years 3 months	2 years 4 months 20 days	2 years 4 months 20 days	2 years 10 months 9 days
Finance leases	3 years 10 days	3 years 3 months 10 days	3 years 3 months 10 days	4 years 3 months 10 days
Weighted average discount rate
Operating leases	5.03%	4.97%	4.97%	4.26%
Finance leases	9.76%	9.76%	9.76%	9.75%